SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
Schedule of Investments Measured At Fair Value

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date
Description	July 31, 2021	Level 1	Level 2	Level 3	July 31, 2020	Level 1	Level 2	Level 3
Assets:
Marketable securities	$3,901,093	$3,901,093	$–	$–	$3,744,905	$3,744,905	$–	$–

Schedule of Allowance for Uncollectible Receivables

Activity in the allowance for uncollectible receivables for each period follows:

	Allowance for
	Uncollectible
	Accounts Receivable		Bad Debt Expense
	Period Ended July 31		Period Ended July 31
	2021	2020	2021	2020
Beginning balance	$82,000	$–	$–	$–
Charge-offs	254,000	423,232	236,000	596,292
Recoveries	(18,000)	(91,840)	–	(91,840)
Rent Abatements reclassified to reduce rental income	–	(249,392)	–	(249,392)
Ending Balance	$318,000	$82,000	$236,000	$255,060

Schedule of Property and Equipment Depreciation and Amortization Period

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the life of the lease. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-10 years
Fixtures and equipment	7-12 years
Other	3-5 years